Investments in Associates and Joint Arrangements - Summarized Financial Information on the Bank's Investment in Associate (Detail) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Disclosure of associates [line items]
Profit (Loss) for the fiscal year		$ 587,675,141		$ 126,972,326		$ 138,749,520
Macro Warrants SA [member]
Disclosure of associates [line items]
Proportional Bank's interest		5.00%
Financial position		$ 11,581		17,327
Profit (Loss) for the fiscal year		$ (5,746)	[1]	(5,048)	[2]
Play Digital SA [Member]
Disclosure of associates [line items]
Proportional Bank's interest		9.4543%
Financial position		$ 747,460		1,317,126
Profit (Loss) for the fiscal year		$ (1,521,734)	[1]	$ (1,289,561)	[2]
Alianza SGR [Member]
Disclosure of associates [line items]
Proportional Bank's interest		24.98%
Financial position		$ 3,010
Profit (Loss) for the fiscal year	[1]	$ (88,831)

[1]	The existence of significant influence is evidenced by the representation the Bank has in the Board of Directors of this associate.
[2]	This associate’s accounting information as of September 30, 2023, has been used to measure the investment. Additionally, significant transactions conducted or events that occurred between October 1, 2023 and December 31, 2023, have been considered.